Annual Total Returns- Thrivent Moderate Allocation Fund (Class S) [BarChart] - Class S - Thrivent Moderate Allocation Fund - Class S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.34%)	12.29%	15.52%	5.81%	(0.51%)	8.66%	12.56%	(4.61%)	18.54%	13.52%